Plant and Equipment (Details Textual) ¥ in Millions, $ in Millions		12 Months Ended
	Sep. 29, 2017 CAD ($)	Dec. 31, 2017 Vehicle	Oct. 16, 2017 CAD ($) shares	Oct. 16, 2017 CNY (¥) shares	Sep. 29, 2017 CNY (¥)
Manufacturing Agreement [Member]
Plant and Equipment (Textual)
Description of purchase orders		Company's purchase orders as follows: 30% after Zongshen schedules production, and 70% after accepted
Minimum purchase commitments 2018		5,000
Minimum purchase commitments 2019		20,000
Minimum purchase commitments 2020		50,000
Manufacturing Agreement [Member] | Chongqing Zongshen Automobile Co., Ltd. [Member]
Plant and Equipment (Textual)
Description of manufacturing agreement

Payable 50% when Zongshen commences manufacturing the tooling and molds, 40% when Zongshen completes manufacturing the tooling and molds, and 10% upon delivery to the Company of the first production vehicle. At December 31, 2017 the Company had paid 50% of prototype tooling and molds.

Manufacturing Agreement [Member] | Chongqing Zongshen Automobile Co., Ltd. [Member] | Prototype Tooling and Molds [Member]
Plant and Equipment (Textual)
Agreement estimated cost	$ 1.8				¥ 9.5
Manufacturing Agreement [Member] | Chongqing Zongshen Automobile Co., Ltd. [Member] | Mass Production Tooling and Molds [Member]
Plant and Equipment (Textual)
Agreement estimated cost	$ 6.0				¥ 29.3
Share Pledge Agreement [Member] | Chongqing Zongshen Automobile Co., Ltd. [Member] | Prototype Tooling and Molds [Member]
Plant and Equipment (Textual)
Agreement estimated cost			$ 1.8	¥ 9.5
Share pledge agreement common shares | shares			800,000	800,000